Other Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income
Foreign currency gains derived from favorable exchange rate movements	€ 3,842	€ 1,689	€ 19
Insurance recoveries, amount for damage to equipment sustained in transit	483
Insurance recoveries, amount for damage which occurred as a result of an accident during maintenance work		456	1,906
Gain on dilution in the investment	1,179
Other miscellaneous income related to health insurance reimbursements	€ 167	€ 0	€ 0